Financial Risk Management - Summary of Foreign Currency Risk Arising From Financial Assets and Liabilities, Which Are Denominated In Currencies Other Than The US Dollar (Detail) - Currency risk [member] - USD ($)
$ in Millions
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	$ (4,041)	$ (2,968)
Australian dollars
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	(4,421)	(3,788)
Chilean peso
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	(649)	(369)
British pond sterling
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	535	587
Euro
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	366	619
Other
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	$ 128	$ (17)